Equity - Additional information (Details)									12 Months Ended
	May 01, 2026 USD ($) $ / shares	Mar. 23, 2026 USD ($) $ / shares	Jan. 05, 2026	Jul. 24, 2025 USD ($) $ / shares	Mar. 24, 2025 USD ($) $ / shares	Nov. 13, 2024 USD ($) $ / shares	Jul. 24, 2024 USD ($) $ / shares	Mar. 22, 2024 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) S/ / shares $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares S/ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 S/ / shares
Disclosure of classes of share capital [line items]
Trading frequency									10.00%		20.00%
Increase in legal reserves									$ 5,000		$ 167,000		$ 102,000
Dividends declared to non controlling interest									$ 11,529,000		$ 7,343,000		$ 1,607,000
Total number of common and investment shares outstanding | shares									253,986,867		253,986,867		253,986,867
Percentage of tax on dividends									5.00%
Other reserves									$ 31,897,000	$ 31,897,000	$ 31,897,000	$ 31,897,000
Dividends declared and paid									122,478,000		25,783,000		$ 20,149,000
Additional paid-in capital									$ 218,450,000	$ 218,450,000	218,450,000	$ 218,450,000
Minimum
Disclosure of classes of share capital [line items]
Other capital reserve, Percentage									10.00%
Maximum
Disclosure of classes of share capital [line items]
Other capital reserve, Percentage									20.00%
Additional Paid-in Capital [Member]
Disclosure of classes of share capital [line items]
Dividends declared and paid									$ 0		$ 0		0
Common shares
Disclosure of classes of share capital [line items]
Par value per share | S/ / shares														S/ 10
Market price per share | S/ / shares										$ 90		$ 51
Number of shares issued | shares									274,889,924	274,889,924
Investment shares
Disclosure of classes of share capital [line items]
Par value per share | S/ / shares														S/ 10
Market price per share | S/ / shares										$ 47.5		$ 14.46
Trading frequency									0.00%		0.00%
Sociedad Minera Cerro Verde S.A.A.
Disclosure of classes of share capital [line items]
Par value per share | $ / shares									$ 2.83	$ 2.83
Quoted price per equity share | $ / shares									$ 49	$ 49	$ 40.7	$ 40.7
Percnetage of acquired by FMC equivalent									1.52%
Other reserves									$ 198,132,000	$ 198,132,000	$ 198,132,000	$ 198,132,000
Number of shares outstanding | shares									350,056,012	350,056,012	350,056,012	350,056,012
Number of shares authorised | shares									350,056,012	350,056,012	350,056,012	350,056,012
Number of shares issued | shares									350,056,012	350,056,012	350,056,012	350,056,012
Dividends paid, classified as financing activities									$ 550,000,000		$ 850,000,000		750,000,000
Dividends declared and paid									550,000,000		850,000,000		$ 750,000,000
Dividend Declared	$ 500,000,000	$ 300,000,000		$ 300,000,000	$ 250,000,000	$ 400,000,000	$ 300,000,000	$ 150,000,000
Dividend Declared Per Share | $ / shares	$ 1.43	$ 0.86		$ 0.86	$ 0.71	$ 1.14	$ 0.86	$ 0.43
Withholding Taxes Percentage		5.00%		6.80%		4.10%	4.10%	4.10%
Other equity contributions									$ 11,115,000	$ 11,115,000	$ 10,724,000	$ 10,724,000
Sociedad Minera Cerro Verde S.A.A. | Minimum
Disclosure of classes of share capital [line items]
Other capital reserve, Percentage									10.00%
Withholding Taxes Percentage			5.00%		4.10%
Sociedad Minera Cerro Verde S.A.A. | Maximum
Disclosure of classes of share capital [line items]
Other capital reserve, Percentage									20.00%
Withholding Taxes Percentage			6.80%		6.80%